Note 7 Hedging instruments affected by Ibor (Details) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
loans and advances [Member]
Hedging Intsruments Affected By IBOR [Line Items]
Synthetic LIBOR GBP and JPY	€ 76
LIBOR USD maturity after june 30 2023	16,539
Total gross carrying amount	16,615
Debt securities [Member]
Hedging Intsruments Affected By IBOR [Line Items]
Synthetic LIBOR GBP and JPY	0
LIBOR USD maturity after june 30 2023	171
Total gross carrying amount	171
debt securities issued [Member]
Hedging Intsruments Affected By IBOR [Line Items]
Synthetic LIBOR GBP and JPY	0
LIBOR USD maturity after june 30 2023	1,977
Total gross carrying amount	1,977
deposits [Member]
Hedging Intsruments Affected By IBOR [Line Items]
Synthetic LIBOR GBP and JPY	0
LIBOR USD maturity after june 30 2023	159
Total gross carrying amount	159
Derivatives [member]
Hedging Intsruments Affected By IBOR [Line Items]
Synthetic LIBOR GBP and JPY	0
LIBOR USD maturity after june 30 2023	423,468
Total gross carrying amount	€ 423,468